Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 29, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIAX
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIMX